Warrant Liability (Details) - USD ($)																		1 Months Ended			12 Months Ended
	Dec. 12, 2023	Nov. 01, 2023	Oct. 31, 2023	Jul. 13, 2023	Jun. 28, 2023	Mar. 31, 2023	Mar. 30, 2023	Jan. 19, 2023	Dec. 31, 2022	Oct. 12, 2022	Jul. 12, 2022	Apr. 13, 2022	Jan. 13, 2022	Jan. 11, 2022	Jan. 01, 2022	Dec. 31, 2021	Nov. 03, 2021	Mar. 30, 2023	Jan. 19, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Oct. 31, 2022	Mar. 09, 2022
Warrant Liability (Details) [Line Items]
Fair value of the issuance																					25,776
Inducement warrants amount (in Dollars)																					$ 2,875,580
Aggregate shares								25,776											25,776
Agreed to reduce exercise price (in Dollars)								$ 140											$ 140
Exercise price per share (in Dollars per share)												$ 1.1
Exercised warrants (in Dollars)													$ 161
Exercised warrants (in Dollars)			$ 339,200				$ 14	3,608,571													$ 3,608,571	$ 61,950	$ 3,017,743
Warrant exercisable share																					25,776
Terms of exercise																					5 years
Remaining unexercised common share purchase warrants																					4,270
Outstanding shares							30,045											30,045
Gross proceed (in Dollars)			$ 339,200				$ 140	$ 3,608,571										$ 140	$ 3,608,571
Warrants were exercised						30,045												24,453
Shares issued				73,500			30,045	2,989,130				836						30,045	2,989,130							643
Warrants issued								25,776	2,704							2,704			25,776	2,704		2,704	2,704
Stock price issued (in Dollars)							$ 3,410,100	$ 2,875,580
Stock price, ampunt (in Dollars)							$ 133	$ 133							$ 2,800
Percentage of marketability rate								15.00%
Purchase of common shares																	3,061
Purchases of reverse stock splits																	2,142,857
Exercise price per common share (in Dollars)																	$ 2,800.00
Warrants expire date										5 years
Exercise price (in Dollars per share)			$ 4.55					$ 0.23			$ 1.1	$ 1.1						$ 0.2				$ 105
Before reverse stock splits														1,304,347
Option pricing (in Dollars)									$ 197,733							$ 2,176,686
Initial stock price (in Dollars)								$ 1,330	$ 105							2,590					$ 1,211	$ 1.73
Strike Rate Amount (in Dollars)																$ 2,800					$ 161
Before price per share (in Dollars per share)																$ 4							$ 4
Volatility rate								130.00%	110.00%							37.00%					125.00%	60.00%
Dividend yield								0.00%	0.00%							0.00%					0.00%
Risk-free rate								3.62%	4.08%							0.67%					15.00%	0.50%
Fair value of prefunded warrants outstanding																					153,275
Strike rate value (in Dollars)								$ 1,400												$ 161
Expected term								0 years	3 years 10 months 2 days
Warrants issuance value (in Dollars)								$ 2,704
Warrants			120,000											1,863							66,237
Pre funded warrants	12,977	25,714												2,114
Reverse stock splits			(17,143 post 7-1 reverse split)								($367.71-$0.5248 before the 1-100 and 1-7 reverse splits per share)	(795,000 before the 1-100 and 1-7 reverse splits)			($2.724 before the 1-100 and 1-7 reverse splits per option)			24,453 (17,116,987 before the 1-100 and 1-7 reverse splits)
Stock of price per share (in Dollars per share)																						$ 0.15
Dividend interest rate																						0.00%
Dividend terms																						4 years 10 days
Strike rate (in Dollars per share)																					$ 2.53	$ 16.1
Gain value (in Dollars)																					$ 498,172
Expected volatility rate																					135.00%	100.00%
Dividend yield rate																					0.00%	0.00%
Risk free rate																					4.08%	3.10%
Pre-funded warrants (in Dollars)																					$ 2,560,400
Fair value of waiver warrants (in Dollars)							$ 328,696															$ 184,983
Gain on fair value of waiver warrants (in Dollars)							$ 143,713
Equity offering price (in Dollars per share)			$ 4.55
Equity offering on common shares			267,143
Gross proceeds on common shares (in Dollars)			$ 1,215,500
Purchase price per warrant (in Dollars per share)			$ 4.48
Pre-funded warrants to purchase common shares			75,714
Prefunded gross proceeds (in Dollars)			$ 339,200
Offering gross proceeds received (in Dollars)			$ 1,554,700
Pre funded warrants exercisable																					75,714
Prefunded warrants exercisable into common share exercise price (in Dollars per share)																					$ 0.07
Warrant holders paying price (in Dollars per share)		$ 0.07
Cashless exercise options received on common shares		177,313
Revalued prefunded warrants based on intrinsic value	50,000
Intrinsic value of stock price (in Dollars per share)	$ 2.93
Gain on prefunded warrants based on intrinsic value (in Dollars)	$ 81,000
Number of prefunded warrants	12,977
Per warrant payment (in Dollars per share)	$ 0.07
Prefunded warrants outstanding																					37,023
Prefunded warrants outstanding exercise price (in Dollars per share)																					$ 0.07
Minimal exercise price of prefunded warrants (in Dollars per share)																					$ 0.07
Change in fair value of loss (in Dollars)																					$ 47,389
January 19, 2023 Warrants [Member]
Warrant Liability (Details) [Line Items]
Aggregate shares								25,776											25,776
Agreed to reduce exercise price (in Dollars)								$ 161											$ 161
Exercised warrants (in Dollars)								$ 3,608,571
1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Aggregate shares								18,042,913											18,042,913
Exercise price per share (in Dollars per share)								$ 0.23											$ 0.23
Outstanding shares									33,868,560											33,868,560		33,868,560
Shares issued									33,868,560											33,868,560		33,868,560
Exercise price (in Dollars per share)													$ 0.23
Before reverse stock splits														1,480,000		1,892,857
Initial stock price per share (in Dollars per share)								1.9
Fair value of prefunded warrants outstanding																						1,892,857
Warrants														8,519,999
Strike rate (in Dollars per share)																						$ 0.23
1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price per share (in Dollars per share)								0.2											$ 0.2
Remaining unexercised common share purchase warrants																					2,989,100
Exercise price (in Dollars per share)		$ 0.01	$ 0.64	$ 0.045	$ 0.045		$ 0.2
Initial stock price per share (in Dollars per share)									$ 0.15							$ 3.7
Strike rate per share (in Dollars per share)								$ 20
1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Aggregate shares								18,042,913											18,042,913
Shares issued								18,042,857											18,042,857
Strike rate per share (in Dollars per share)																				$ 0.23
1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 0.2											$ 0.2
Exercised warrants (in Dollars)								$ 140
Shares issued							17,116,987											17,116,987
Exercise price (in Dollars per share)								$ 0.2
Pre-funded warrants of issued shares								24,857
1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Shares issued																								3,915,000
Exercise price (in Dollars per share)								$ 0.2
Reverse stock splits											($1.10 before the 1-100 and 1-7 reverse splits)
November 3, 2021 warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants expire date																	5 years
January 11, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants														12,171
January 11, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Dividend yield																					0.00%
Warrants issuance value (in Dollars)														$ 10,038,148
Reverse stock splits																					1-100 and 1-7 reverse stock splits
Proceeds received on the warrants (in Dollars)																					$ 13,043
Fair value loss (in Dollars)																					$ 962,350
Strike rate of price per share (in Dollars per share)																					$ 1,610
Dividend terms																					3 years 10 days
Warrants (in Dollars)																					$ 3,158
Initial stock price (in Dollars per share)																					$ 4.21
Strike rate (in Dollars per share)																					2,947
October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)																					$ 98
Before reverse stock splits								16,150,000													1,590,000
Volatility rate																						100.00%
Dividend yield																						0.00%
Risk-free rate																						3.98%
Strike rate value (in Dollars)																						$ 1,610
Warrants issuance value (in Dollars)																						$ 1,850,758
Warrants										24,857
Reverse stock splits								1-100 and 1-7 reverse stock splits													1-100 and 1-7 reverse stock splits	1-100 and 1-7 reverse stock splits
Fair value loss (in Dollars)								$ 702,898											$ 702,898
Pre-funded warrants of issued shares								1,786													2,271
Price per share (in Dollars per share)																						$ 105
Exercise shares agreement								23,071
Exercise warrants cashless (in Dollars)							$ 103,293
Preffunded warrants exercised for gross proceeds (in Dollars)																						$ 15,900
Conversion of common shares																						2,271
Fair value of waiver warrants (in Dollars)																					$ 206,485
1-7 Reverse Stock Split [Member]
Warrant Liability (Details) [Line Items]
Pre funded warrants		180,000
Equity offering price (in Dollars per share)			$ 0.65
Equity offering on common shares			1,870,000
Purchase price per warrant (in Dollars per share)			$ 0.64
Pre-funded warrants to purchase common shares			530,000
Prefunded warrants exercisable into common share exercise price (in Dollars per share)																					$ 0.01
Warrant holders paying price (in Dollars per share)		$ 0.01
Cashless exercise options received on common shares		25,330
Number of prefunded warrants	90,839
Per warrant payment (in Dollars per share)	$ 0.01
1-7 Pre-Reverse Split [Member]
Warrant Liability (Details) [Line Items]
Revalued prefunded warrants based on intrinsic value	350,000
Top of range [member]
Warrant Liability (Details) [Line Items]
Exercised warrants (in Dollars)																					$ 161
Exercise price of warrants (in Dollars)																					$ 140
Exercise price (in Dollars per share)								$ 140
Exercise warrants cashless (in Dollars)								$ 161
Top of range [member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)								$ 0.23
Top of range [member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price per share (in Dollars per share)																					$ 0.23
Top of range [member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price per share (in Dollars per share)																					$ 0.2
Bottom of range [Member]
Warrant Liability (Details) [Line Items]
Exercised warrants (in Dollars)								$ 1,400
Exercise price (in Dollars per share)								$ 0.2
Fair value of shares issued																					14,285
Bottom of range [Member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)								$ 0.2
Stock Options [Member]
Warrant Liability (Details) [Line Items]
Strike rate of price per share (in Dollars per share)									$ 2.3											$ 2.3		$ 2.3
Stock of price per share (in Dollars per share)																						$ 2.3
Stock Options [Member] | January 11, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Reverse stock splits																						1-100 and 1-7 reverse stock splits
Stock Options [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Dividend yield								0.00%
Risk-free rate								3.49%
Black-Scholes Option [Member]
Warrant Liability (Details) [Line Items]
Strike rate of price per share (in Dollars per share)																					$ 2.3
Black-Scholes Option [Member] | January 11, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Reverse stock splits																					1-100 and 1-7 reverse stock splits
Black-Scholes Option [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)								$ 1,400
Volatility rate								115.00%
Reverse stock splits								1-100 and 1-7 reverse stock splits													1-100 and 1-7 reverse stock splits
Black Scholes Option Pricing Model [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Before reverse stock splits								1,250,000
Reverse stock splits								1-100 and 1-7 reverse stock splits	1-100 and 1-7 reverse stock splits												1-100 and 1-7 reverse stock splits
Dividend terms								4 years 8 months 23 days
Lind Partners [Member]
Warrant Liability (Details) [Line Items]
Pre funded warrants	50,000
Number of prefunded warrants	50,000
Lind Partners [Member] | 1-7 Reverse Stock Split [Member]
Warrant Liability (Details) [Line Items]
Number of prefunded warrants	350,000
Lind Partners [Member] | Top of range [member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.07
Lind Partners [Member] | Bottom of range [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.01
Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Volatility rate																					135.00%
Risk-free rate																					4.08%
Black Scholes Option Pricing Model [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants issuance value (in Dollars)																					$ 2,065,886
Share price (in Dollars per share)																					$ 0.14
Before exercise price per share (in Dollars per share)																					$ 0.23
Expected volatility rate																					135.00%
Dividend yield rate																					0.00%
Risk free rate																					4.08%
Black Scholes Option Pricing Model [Member] | Waiver Warrants [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Before reverse stock splits																						0.15
Warrants issuance value (in Dollars)																					$ 24,857
Before exercise price per share (in Dollars per share)																					$ 17,400,000
Pre-funded Warrants [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Warrants										17,400,000
Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercised warrants (in Dollars)																			$ 14
Exercise price per share (in Dollars per share)																					$ 140
Shares issued						30,045	21,031,987											21,031,987			621
Exercise price (in Dollars per share)																						$ 0.15
Volatility rate																						110.00%
Risk-free rate																						4.08%
Strike rate value (in Dollars)																						$ 1,610
Fair value loss (in Dollars)									$ 501,330											$ 501,330		$ 501,330
Exercisable price per share (in Dollars per share)																					$ 2.53
Warrants [Member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercise price per share (in Dollars per share)																					$ 0.2
Before reverse stock splits								1,250,000
Warrants [Member] | January 11, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Volatility rate																					135.00%
Risk-free rate																					3.97%
Reverse stock splits																					1-100 and 1-7 reverse stock splits	1-100 and 1-7 reverse stock splits
Warrants [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price (in Dollars per share)																					$ 161
Before reverse stock splits								17,400,000														2.3
Reverse stock splits																					1-100 and 1-7 reverse stock splits	1-100 and 1-7 reverse stock splits
Warrants [Member] | Stock Options [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Before reverse stock splits								2
Reverse stock splits								1-100 and 1-7 reverse stock splits
Warrants [Member] | Black Scholes Option Pricing Model [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercised warrants (in Dollars)								$ 132,957
Price per share (in Dollars per share)								$ 1,330
Fair value of unexercised warrants								1,786
Warrants [Member] | Black Scholes Option Pricing Model [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Before reverse stock splits								1.9
Pre-funded Warrants [Member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Shares issued																					159,000
Price per share (in Dollars per share)																					$ 0.14
Pre-funded Warrants [Member] | October 12, 2022 Warrants [Member]
Warrant Liability (Details) [Line Items]
Price per share (in Dollars per share)																					$ 98
Pre-funded warrants (in Dollars)																					$ 222,441
Waiver Warrants [Member]
Warrant Liability (Details) [Line Items]
Shares issued																									2,484
Share price (in Dollars per share)																					$ 98	$ 105
Exercisable price per share (in Dollars per share)																					1,610				$ 16.1
Waiver Warrants [Member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Shares issued																									1,739,130
Waiver Warrants [Member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Exercisable price per share (in Dollars per share)																					0.23				$ 0.23
Waiver Warrants [Member] | Black Scholes Option Pricing Model [Member] | 1-100 and 1-7 Reverse Stock Splits [Member]
Warrant Liability (Details) [Line Items]
Share price (in Dollars per share)																					$ 0.14	$ 0.15